Document and Entity Information	Jul. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2021
Entity Registrant Name	CITIZENS FINANCIAL SERVICES, INC.
Entity Incorporation, State or Country Code	PA
Entity File Number	000-13222
Entity Tax Identification Number	23-2265045
Entity Address, Address Line One	15 S Main St
Entity Address, City or Town	Mansfield
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16933
City Area Code	570
Local Phone Number	662-0444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000739421